Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of The Group Financial Instruments Valued At Amortized Cost
The Group has the following financial instruments valued at amortized cost:

	December 31, 2022	December 31, 2021
Financial assets:
Cash and cash equivalents	24,394	121,006
Restricted cash	1,608	1,183
Marketable securities	10,119	—
Trade receivables	42,276	40,825

Total	78,397	163,014

Financial liabilities:
Trade payables	14,064	12,695
Lease liabilities	5,635	5,991
Loans and financing	1,153	3,279
Accounts payable from acquisition of subsidiaries	—	1,470

Total	20,852	23,435

Summary of The Group Financial Instruments Valued At Fair Value Through Profit Or Loss	The Group has the following financial instruments valued at fair value through profit or loss:

	Carrying amount
	December 31, 2022	December 31, 2021
Financial assets:
Short-term investments	204,045	177,191
Derivative financial instruments (i)	117	—

Total	204,162	177,191

	Carrying amount
	December 31, 2022	December 31, 2021
Financial liabilities:
Derivative financial instruments	—	133
Accounts payable from acquisition of subsidiary (“earn out”)	299	4,953

Total	299	5,086

(i)
In 2022, VTEX ARG had positions in future derivative financial instruments raised through Matba Rofex designated as forei
g
n exchange protection for intercompany loans obtained with VTEX UK, with a total notional value of US$5,000 and last maturity date in March 2023.

Summary of The Amounts Were Recognized In Profit Or Loss In Relation To Financial Instruments	The following amounts were recognized in profit or loss in relation to financial instruments:

	December 31, 2022	December 31, 2021	December 31, 2020
Net gain (loss) on financial instruments	2,364	(193)	(174)

The following amounts were recognized in profit or loss in relation to marketable securities and short-term investments:

	December 31, 2022	December 31, 2021	December 31, 2020
Net gain (loss) on marketable securities and short-term investments	(4,766)	640	1,116

Summary of An Explanation of Each Level	An explanation of each level follows underneath the table.

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Short-term investments	204,045	—	—
Derivative financial instruments	—	117	—
Liabilities
Accounts payable from acquisition of subsidiary (“earn-out”)	—	—	299

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Short-term investments	177,191	—	—
Liabilities
Derivative financial instruments	—	133	—
Accounts payable from acquisition of subsidiary (“earn-out”)	—	—	4,953

Summary of The Presents Changes In Level 3 Items
The following table presents the changes in level 3 items for the year ended on December 31, 2022:

	2022	2021
Opening balance on January 1	4,953	542
Acquisitions of subsidiaries	—	6,483
Payments of principal/finance charges - earn-out	(916)	(1,378)
Earn-out adjustment	(3,740)	(785)
Exchange differences	2	91

Closing balance on December 31	299	4,953

Summary of Differences Were Identified For The Instruments	Differences were identified for the following instruments at December 31, 2022:

	Carrying amount	Fair value
Financial assets:
Marketable securities	10,119	9,948

Total	10,119	9,948

Financial liabilities:
Loans and financing	1,153	990

Total	1,153	990

Summary of The Percentage Provision Per Type of Customer Or Revenue And Age of Balance
As of December 31, 2022 and 2021 the percentage provision per type of customer/revenue and age of balance are as follows:

	Days past due
	As of December 31, 2022
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.28%	1.66%	4.18%	16.82%	47.00%	87.08%	100.00%
Tier 2	0.43%	10.86%	24.25%	50.98%	68.68%	92.28%	100.00%
Tier 3	1.15%	18.72%	30.24%	56.91%	77.94%	96.91%	100.00%
Others	0.92%	5.61%	12.50%	74.13%	95.64%	98.57%	100.00%

	Days past due
	As of December 31, 2021
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.35%	2.12%	5.93%	24.68%	53.91%	87.56%	100.00%
Tier 2	0.57%	11.78%	26.32%	53.94%	71.59%	95.92%	100.00%
Tier 3	1.61%	28.20%	50.25%	80.79%	86.94%	95.85%	100.00%
Others	1.86%	9.75%	14.68%	45.79%	77.04%	96.97%	100.00%

Summary of The Amounts Disclosed In The Table Are The Contractual Undiscounted Cash Flows
The table below presents the Group’s
non-derivative
and derivatives financial liabilities divided into the relevant maturity group based on the remaining period from the end of the reporting period and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2022
Non-derivatives
Account payables	34,136	372	208
Loans and financing	1,153	—	—
Lease liabilities	1,898	1,804	2,437
Accounts payable from acquisition of subsidiaries	299	—	—
Other liabilities	70	—	—

Total non-derivatives	37,556	2,176	2,645

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2021
Non-derivatives
Account payables	29,537	1,243	836
Loans and financing	2,087	1,253	—
Lease liabilities	1,105	1,471	3,665
Accounts payable from acquisition of subsidiaries	4,260	2,274	—
Other liabilities	133	190	—

Total non-derivatives	37,122	6,431	4,501

Derivatives
Net settled	133	—	—

Total derivatives	133	—	—

Summary of The Impact On The Group's Net Revenues, Costs, Operation Expenses, Net Income (Loss) From Operation
The table below shows the impact on the Group’s net revenues, costs, operation expenses, net income (loss) from operation and equity for a positive and a negative 10% fluctuation as of December 31, 2022 for all subsidiaries with a functional currency other than U.S dollar.

	Foreign currency sensitivity analysis
	-10%	Actual	+10%
Net revenue	143,420	157,620	171,820
Costs and operating expenses	(190,016)	(207,539)	(225,062)

Loss from operation	(46,596)	(49,919)	(53,243)

Total Shareholders’ equity	278,001	274,677	271,354

Summary of Foreign Exchange Risk On Financial Instruments	A sensitivity analysis is set out below, showing a scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a range of 10% in the foreign exchange rates).

	Exposure at December 31, 2022	Risk	-10%	10%
Assets	12,171	Brazilian Real /U.S. Dollar (2021 – 5.57 2022 – 5.29)	1,217	(1,217)
Liabilities	(2,603)		(260)	260

	9,568		957	(957)

Assets	114	Argentine Peso/U.S. Dollar (2021 – 102.69 2022 – 177.10)	11	(11)
Liabilities	(8,647)		(865)	865

	(8,533)		(854)	854

Assets	115	Mexican Peso/U.S. Dollar (2021 – 20.45 2022 – 19.48)	12	(12)
Liabilities	—		—	—

	115		12	(12)

Assets	5,356	British Pounds/U.S. Dollar (2021 – 0.74 2022 – 0.83)	536	(536)
Liabilities	(1,894)		(189)	189

	3,462		347	(347)

Assets	579	Colombian Peso/U.S. Dollar (2021 – 4,068.51 2022 – 4,846.04)	58	(58)
Liabilities	(535)		(54)	54

	44		4	(4)

Assets	240	Peruvian sol/ U.S. Dollar (2021 – 3.99 2022 – 3.81)	24	(24)
Liabilities	(973)		(97)	97

	(733)		(73)	73

Assets	1,589	Chilean Peso/ U.S. Dollar (2021 – 851.60 2022 – 852.17)	159	(159)
Liabilities	(661)		(66)	66

	928		93	(93)

Total at December 31, 2022	4,851		486	(486)

	Exposure at December 31, 2021	Risk	-10%	10%
Assets	4,147	Brazilian Real /U.S. Dollar (2020 –5.20 2021 – 5.57)	415	(415)
Liabilities	(6,216)		(622)	622

	(2,069)		(207)	207

Assets	97	Argentine Peso/U.S. Dollar (2020 – 84.17 2021 – 102.69)	10	(10)
Liabilities	(2,862)		(286)	286

	(2,765)		(276)	276

Assets	271	Mexican Peso/U.S. Dollar (2020 – 19.92 2021 – 20.45)	27	(27)
Liabilities	(2,881)		(288)	288

	(2,610)		(261)	261

Assets	15,730	British Pounds/U.S. Dollar (2020 – 0.73 2021 – 0.74)	1,573	(1,573)
Liabilities	(1,228)		(123)	123

	14,502		1,450	(1,450)

Assets	8	Colombian Peso/U.S. Dollar (2020 – 3,438.59 2021 – 4,068.51)	1	(1)
Liabilities	(1,920)		(192)	192

	(1,912)		(191)	191

Assets	525	Peruvian sol/U.S. Dollar (2020 – 3.62 2021 – 3.99)	53	(53)
Liabilities	(1,193)		(119)	119

	(668)		(66)	66

Assets	472	Euro/U.S. Dollar (2021 – 0.88)	47	(47)
Liabilities	(41)		(4)	4

	431		43	(43)

Assets	176	Romanian leu/U.S. Dollar (2021 – 4.35)	18	(18)
Liabilities	(10)		(1)	1

	166		17	(17)

Assets	597	Chilean Peso/U.S. Dollar (2020 – 711.25 2021 – 851.60)	60	(60)
Liabilities	(407)		(41)	41

	190		19	(19)

Total at December 31, 2021	5,265		528	(528)

Summary of The Group's Strategy To Keep Positive Net Cash
The Group’s strategy is to keep positive adjusted net cash. The adjusted net cash as of December 31, 2022 and 2021 was as follows:

	December 31, 2022	December 31, 2021
Loans and financing	1,153	3,279
Lease liabilities	5,635	5,991
Accounts payable from acquisition of subsidiaries	299	6,423
(-) Cash and cash equivalent	(24,394)	(121,006)
(-) Short-term and Marketable securities	(214,164)	(177,191)

Adjusted net cash/debt	(231,471)	(282,504)

Total Equity attributable to VTEX’s shareholders	274,658	327,182

Financial leverage ratio	84.28%	86.34%